E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Institutional Class — EIIRX

Investor Class — EIIIX

E.I.I. International Property Fund

Institutional Class — EIIPX

E.I.I. Global Property Fund

Institutional Class — EIIGX

(each a “Fund”, and collectively the “Funds”)

Supplement dated March 19, 2016 to the Prospectuses and Statement of Additional Information dated October 28, 2015

Please be advised effective March 19, 2016, the Funds’ sub-administration, accounting and transfer agent services for the E.I.I. Realty Securities Fund, E.I.I. International Property Fund and E.I.I. Global Property Fund has changed to Gemini Fund Services, LLC (the “Sub-Administrator”, “Transfer Agent”, “Gemini” or “GFS”), which has its principal office at 17605 Wright Street, Suite 2 Omaha, Nebraska 68130. Consequently, all references to BNY Mellon Investment Servicing (US) Inc. in each Fund's currently effective Prospectus and Statement of Additional Information should be ignored and replaced with Gemini or GFS.

The following information supplements and supersedes any contrary information contained in the section of the prospectuses “How to Redeem Shares”

Keep the following addresses handy for purchases, exchanges, or redemptions.

•	Regular U.S. Mail Address

E.I.I. Realty Securities Trust

c/o Gemini Fund Services, LLC

P.O. Box 541150

Omaha, NE 68154

•	Overnight Mail Address (use the following address ONLY for overnight packages):

E.I.I. Realty Securities Trust

17605 Wright Street, Suite 2

Omaha, NE 681340

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You should read this Supplement in conjunction with each Fund’s currently effective Prospectus and Statement of Additional Information, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Funds toll-free at (888) 323-8912.

Please retain this Supplement for future reference.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Institutional Class — EIIRX

Investor Class — EIIIX

E.I.I. International Property Fund

Institutional Class — EIIPX

E.I.I. Global Property Fund

Institutional Class — EIIGX

(each a “Fund”, and collectively the “Funds”)

Supplement dated March 19, 2016 to the Statement of Additional Information (“SAI”) dated October 28, 2015

The following information supplements and supersedes any contrary information contained in the cover section of the Statement of Additional Information

This SAI should be read in conjunction with those prospectuses, copies of which may be obtained by writing E.I.I. Realty Securities Trust, P.O. Box 541150, Omaha, NE 68154 or calling the Transfer Agent toll free at (888) 323-8912.  In this SAI, each of the Domestic, International and Global Funds is referred to as a “Fund” or collectively the “Funds.”

The audited financial statements for the fiscal year ended June 30, 2015 for the Domestic, International and Global Funds and the Investor Class shares of the Domestic Fund (for the period January 21, 2015 to June 30, 2015), are incorporated in this SAI by reference to these Funds’ 2015 annual report to shareholders (File No. 811-08649).  You may obtain a copy of these Funds’ latest annual report at no charge by writing to E.I.I. Realty Securities Trust, P.O. Box 541150, Omaha, NE 68154 or calling the Transfer Agent toll free at (888) 323-8912.

The following information supplements and supersedes any contrary information contained in the Administrative Services Agreement section of the Statement of Additional Information

EII may subcontract some of its administrative duties to other service providers. EII has entered into a sub-administration contract with Gemini Fund Services, LLC (“Gemini”), under which Gemini will act as the sub-administrator and EII will pay Gemini to provide certain administrative services to the Funds. Payment for these services is made by EII and not the Funds.

The following information supplements and supersedes any contrary information contained in the Administrative Services Agreement – The Sub-Administrator, Transfer Agent and Custodian section of the Statement of Additional Information

Gemini Funds Services, LLC serves as the Funds’ sub-administrator and transfer agent.  As sub-administrator and transfer agent, Gemini is located at 17605 Wright Street, Suite 2 Omaha, Nebraska 68130.

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You should read this Supplement in conjunction with each Fund’s currently effective Prospectus and Statement of Additional Information, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Funds toll-free at (888) 323-8912.

Please retain this Supplement for future reference.